Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

January 27, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) on behalf of:

Eaton Vance Core Plus Bond Fund (“Core Plus Bond Fund”)

Eaton Vance AMT-Free Municipal Income Fund (“AMT-Free Municipal Income Fund”)

   (collectively, the “Funds”)

Post-Effective Amendment No. 256 (1933 Act File No. 002-90946)

Amendment No. 259 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) of the Funds, as well as Exhibits.  Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance National Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund, which are also a part of a prospectus and SAI within this filing, are series of Eaton Vance Municipals Trust and are included in a separate filing being made on January 27, 2016 by such Trust.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The prospectus and SAI of AMT-Free Municipal Income Fund have been marked to show changes from the prospectus and SAI of the Fund contained in the Registrant’s Post-Effective Amendment No. 235 filed with the Securities and Exchange Commission (“SEC”) on January 26, 2015 (Accession No. 0000940394-15-000091) under Rule 485(b).  The prospectus and SAI of Core Plus Bond Fund have been marked to show changes from the prospectus and SAI of the Fund contained in the Registrant’s Post-Effective Amendment No. 252 filed with the Securities and Exchange Commission (“SEC”) on December 3, 2015 (Accession No. 0000940394-15-001431) under Rule 485(a) (the “Filing”).

The Amendment responds to comments with respect to Core Plus Bond Fund’s Filing as provided by Lisa Larkin of the Staff of the Division of Investment Management of the SEC to the undersigned via telephone on January 14, 2016, and brings the Funds’ financial statements and other

Securities and Exchange Commission

January 27, 2016

information up to date, and in conjunction therewith, contains other non-material changes.  Responses to comments provided by Ms. Larkin with respect to Core Plus Bond Fund’s Filing (including the required representations) were previously filed electronically as a separate correspondence on January 25, 2016.

This Amendment is filed pursuant to Rule 485(b) and will be effective February 1, 2016.  As internal counsel of the Registrant, I have reviewed the Amendment pursuant to Rule 485(b)(4) under the 1933 Act.  It is my view that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Registrant incorporates by reference the financial information for each Fund contained in its Annual Report to Shareholders dated September 30, 2015 (Accession No. 0001193125-15-387128).

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8064 or by fax at (617) 672-1064.

Very truly yours,

/s/ Velvet R. Regan

Velvet R. Regan

Vice President